Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000203273 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000203273 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000203273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000203273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000203273 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000203273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000203273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000203273 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203273 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
C000203273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203273 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000203274 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000203274 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203274 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000203274 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203274 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000203274 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000203274 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000203274 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000203274 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000203274 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203274 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[2]
C000203274 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203274 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000203275 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000203275 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203275 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000203275 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203275 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000203275 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000203275 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000203275 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000203275 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000203275 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203275 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[3]
C000203275 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203275 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000203276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000203276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000203276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000203276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000203276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000203276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000203276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000203276 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203276 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[4]
C000203276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203276 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000203277 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000203277 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000203277 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000203277 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203277 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000203277 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000203277 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000203277 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000203277 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000203277 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203277 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[5]
C000203277 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000203277 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000225320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225320 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000225320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225320 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000225320 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000225317 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225317 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225317 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225317 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225317 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225317 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225317 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225317 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225317 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000225317 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225317 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000225317 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225317 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000225318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225318 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000225318 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225318 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000225318 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000225319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225319 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225319 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000225319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225319 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000225319 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225319 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000225316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000225316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225316 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000225316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225316 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000225322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000225322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225322 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11]
C000225322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000225323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000225323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225323 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[12]
C000225323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225323 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000225324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000225324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225324 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[13]
C000225324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000225325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225325 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000225325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225325 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[14]
C000225325 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225325 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000225321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000225321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000225321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000225321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000225321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000225321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000225321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000225321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000225321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225321 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[15]
C000225321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.50%
C000234321 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234321 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000237453 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.50%
C000237453 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000237453 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000237453 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000234322 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.50%
C000234322 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234322 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000234320 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	83.50%
C000234320 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000234320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234320 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000238569 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238569 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238569 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238569 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000238569 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238564 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238564 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238564 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238564 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000238564 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238565 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238565 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238565 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238565 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000238565 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238566 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238566 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238566 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238566 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000238566 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238567 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238567 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238567 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238567 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000238567 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238568 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238568 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238568 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238568 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000238568 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238570 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238570 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238570 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238570 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238570 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000238570 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238563 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000238563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238563 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238563 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	51.90%
C000238563 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000238563 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238571 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238571 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238571 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000238571 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000238571 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000238571 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238572 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238572 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000238572 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000238572 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000238572 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238573 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238573 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000238573 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000238573 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000238573 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238574 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238574 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238574 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000238574 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000238574 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000238574 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238575 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238575 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000238575 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000238575 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000238575 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238576 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238576 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238576 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000238576 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000238576 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000238576 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%

[1]	Equity-Linked Notes that are linked to the S&P 500 Index.
[2]	Equity-Linked Notes that are linked to the S&P 500 Index.
[3]	Equity-Linked Notes that are linked to the S&P 500 Index.
[4]	Equity-Linked Notes that are linked to the S&P 500 Index.
[5]	Equity-Linked Notes that are linked to the S&P 500 Index.
[6]	Put Options Purchased
[7]	Put Options Purchased
[8]	Put Options Purchased
[9]	Put Options Purchased
[10]	Put Options Purchased
[11]	Put Options Purchased
[12]	Put Options Purchased
[13]	Put Options Purchased
[14]	Put Options Purchased
[15]	Put Options Purchased